Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Jul. 18, 2013	Mar. 31, 2013
Cash insured			$ 250,000
Cash in the bank				$ 21,093		$ 10,053
Advertising expense			$ 0	$ 0
Potentially dilutive debt or equity instruments issued or outstanding			0	0
Cumulative net loss			$ 44,230	$ 17,082
Content Checked Inc [Member]
Cash in the bank			$ 1,246,197	126,878
Valuation allowance percentage			100.00%
Cumulative net loss			$ 1,573,106	401,029
Content Checked Holdings, Inc [Member]
Cash in the bank	$ 2,002,923	$ 33,463	1,246,197	$ 126,878
Unrecognized tax benefits
Advertising expense	$ 3,174	$ 23,139
Potentially dilutive debt or equity instruments issued or outstanding	0	0
Cumulative net loss	$ 1,542,259		$ 1,573,106
Content Checked Holdings, Inc [Member] | 2015 Plan [Member]
Number of shares reserved for issuance	5,000,000